AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks
Automobiles — 8.2%
Tesla, Inc.*	63,078	$67,972,853
Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	25,411	8,388,171
KKR & Co., Inc.	95,747	5,598,327
S&P Global, Inc.(a)	21,795	8,939,873
		22,926,371
Energy Equipment & Services — 0.9%
Schlumberger NV	176,571	7,294,148
Entertainment — 2.1%
Netflix, Inc.*	35,347	13,240,633
ROBLOX Corp. (Class A Stock)*(a)	78,355	3,623,135
		16,863,768
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	14,586	3,664,295
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	23,467	13,513,472
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	53,130	6,288,467
Dexcom, Inc.*	16,077	8,224,993
Intuitive Surgical, Inc.*	24,651	7,436,714
		21,950,174
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	23,805	12,139,836
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc. (Class A Stock)*	70,699	12,143,260
Chipotle Mexican Grill, Inc.*	6,118	9,678,859
Marriott International, Inc. (Class A Stock)*	44,193	7,766,920
		29,589,039
Interactive Media & Services — 10.5%
Alphabet, Inc. (Class A Stock)*	9,918	27,585,429
Alphabet, Inc. (Class C Stock)*	9,911	27,681,324
Match Group, Inc.*	68,977	7,500,559
Meta Platforms, Inc. (Class A Stock)*	43,593	9,693,340
Snap, Inc. (Class A Stock)*	255,998	9,213,368
ZoomInfo Technologies, Inc.*	82,996	4,958,181
		86,632,201
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	16,698	54,434,645
MercadoLibre, Inc. (Brazil)*	10,151	12,074,412
		66,509,057
IT Services — 10.2%
Adyen NV (Netherlands), 144A*	5,942	11,768,948
Mastercard, Inc. (Class A Stock)	53,946	19,279,222
MongoDB, Inc.*	3,698	1,640,396
Okta, Inc.*	4,949	747,101
Shopify, Inc. (Canada) (Class A Stock)*	21,264	14,373,613
Snowflake, Inc. (Class A Stock)*	37,103	8,501,410
Twilio, Inc. (Class A Stock)*	25,609	4,220,619
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	105,927	$23,491,431
		84,022,740
Life Sciences Tools & Services — 1.4%
Danaher Corp.	39,556	11,602,961
Multiline Retail — 1.3%
Target Corp.	51,214	10,868,635
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	48,765	13,279,685
Pharmaceuticals — 2.6%
Eli Lilly & Co.	63,346	18,140,394
Novo Nordisk A/S (Denmark), ADR	32,723	3,633,889
		21,774,283
Road & Rail — 1.5%
Uber Technologies, Inc.*	335,419	11,967,750
Semiconductors & Semiconductor Equipment — 6.2%
Broadcom, Inc.	18,648	11,742,272
NVIDIA Corp.	133,635	36,463,646
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,414	3,275,224
		51,481,142
Software — 15.6%
Adobe, Inc.*	42,003	19,137,407
Atlassian Corp. PLC (Class A Stock)*	43,547	12,795,415
Crowdstrike Holdings, Inc. (Class A Stock)*	56,750	12,886,790
HubSpot, Inc.*	8,585	4,077,360
Microsoft Corp.	146,588	45,194,546
salesforce.com, Inc.*	104,115	22,105,697
Trade Desk, Inc. (The) (Class A Stock)*	102,807	7,119,385
Workday, Inc. (Class A Stock)*	22,227	5,322,477
		128,639,077
Specialty Retail — 2.9%
Home Depot, Inc. (The)	35,043	10,489,421
O’Reilly Automotive, Inc.*	5,824	3,989,207
TJX Cos., Inc. (The)	156,624	9,488,282
		23,966,910
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	304,349	53,142,379
Textiles, Apparel & Luxury Goods — 6.1%
Kering SA (France)	9,850	6,227,426
Lululemon Athletica, Inc.*	28,495	10,407,229
LVMH Moet Hennessy Louis Vuitton SE (France)	26,212	18,681,622
NIKE, Inc. (Class B Stock)	112,840	15,183,750
		50,500,027

Total Long-Term Investments (cost $341,853,167)		810,300,803
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AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 4.0%
Affiliated Mutual Fund — 2.4%
PGIM Institutional Money Market Fund (cost $19,521,109; includes $19,517,410 of cash collateral for securities on loan)(b)(we)	19,565,702	$19,548,093
Unaffiliated Fund — 1.6%
Dreyfus Government Cash Management (Institutional Shares)	13,251,255	13,251,255
(cost $13,251,255)

Total Short-Term Investments (cost $32,772,364)		32,799,348

TOTAL INVESTMENTS—102.3% (cost $374,625,531)		843,100,151

Liabilities in excess of other assets — (2.3)%		(18,602,361)

Net Assets — 100.0%		$824,497,790

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,973,628; cash collateral of $19,517,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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